VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Communication Services: 2.6%
69,694	(1)	Altice USA, Inc.	$ 1,553,479	0.2
29,500	(1)	Electronic Arts, Inc.	2,955,015	0.3
21,100	(1)	IAC/InterActiveCorp	3,781,753	0.4
38,400		Interpublic Group of Cos., Inc.	621,696	0.1
41,900	(1),(2)	Live Nation Entertainment, Inc.	1,904,774	0.2
47,300	(1),(2)	Match Group, Inc.	3,123,692	0.4
15,600		Omnicom Group	856,440	0.1
101,200	(1)	Snap, Inc.	1,203,268	0.1
27,500	(1)	Take-Two Interactive Software, Inc.	3,261,775	0.4
26,800	(1)	Zillow Group, Inc. - Class A	910,396	0.1
370,300	(1)	Zynga, Inc. - Class A	2,536,555	0.3
			22,708,843	2.6

		Consumer Discretionary: 13.8%
74,100	(1)	Aptiv PLC	3,648,684	0.4
28,700		Aramark	573,139	0.1
3,400	(1)	Autozone, Inc.	2,876,400	0.3
19,500	(1)	Bright Horizons Family Solutions, Inc.	1,989,000	0.2
57,600	(1)	Burlington Stores, Inc.	9,127,296	1.0
50,800	(1),(2)	Carmax, Inc.	2,734,564	0.3
37,619	(1),(2)	Chewy, Inc.	1,410,336	0.2
1,700	(1)	Chipotle Mexican Grill, Inc.	1,112,480	0.1
27,400	(2)	Choice Hotels International, Inc.	1,678,250	0.2
67,700		Dollar General Corp.	10,223,377	1.2
72,400	(1)	Dollar Tree, Inc.	5,319,228	0.6
13,900		Domino's Pizza, Inc.	4,504,573	0.5
70,800		Dunkin Brands Group, Inc.	3,759,480	0.4
15,200	(2)	Ferrari NV	2,319,064	0.3
13,400	(1)	Five Below, Inc.	943,092	0.1
34,700	(1)	Grand Canyon Education, Inc.	2,647,090	0.3
8,400	(1),(2)	GrubHub, Inc.	342,132	0.0
92,733		Hilton Worldwide Holdings, Inc.	6,328,100	0.7
29,900	(1)	Lululemon Athletica, Inc.	5,667,545	0.6
17,200		Marriott International, Inc.	1,286,732	0.1
3,900	(1)	MercadoLibre, Inc.	1,905,462	0.2
109,700		MGM Resorts International	1,294,460	0.2
8,697	(1)	Mohawk Industries, Inc.	663,059	0.1
49,800	(1),(2)	Norwegian Cruise Line Holdings Ltd.	545,808	0.1
1,360	(1)	NVR, Inc.	3,493,990	0.4
37,300	(1),(2)	Ollie's Bargain Outlet Holdings, Inc.	1,728,482	0.2
24,700	(1)	O'Reilly Automotive, Inc.	7,435,935	0.9
21,100	(2)	Papa Johns International, Inc.	1,126,107	0.1
15,900		Pool Corp.	3,128,643	0.4
14,100		PVH Corp.	530,724	0.1
51,581		Restaurant Brands International, Inc.	2,064,787	0.2
45,300		Ross Stores, Inc.	3,939,741	0.5
25,300		Royal Caribbean Cruises Ltd.	813,901	0.1
99,700		Service Corp. International	3,899,267	0.4
101,600	(1)	ServiceMaster Global Holdings, Inc.	2,743,200	0.3
82,000		Tapestry, Inc.	1,061,900	0.1
38,000		Toll Brothers, Inc.	731,500	0.1
44,100		Tractor Supply Co.	3,728,655	0.4
45,000	(1)	Trip.com Group Ltd. ADR	1,055,250	0.1
24,821	(1)	Ulta Beauty, Inc.	4,361,050	0.5
23,600	(2)	Williams-Sonoma, Inc.	1,003,472	0.1
38,100		Wynn Resorts Ltd.	2,293,239	0.3
56,100		Yum China Holdings, Inc.	2,391,543	0.3
17,100		Yum! Brands, Inc.	1,171,863	0.1
			121,602,600	13.8

		Consumer Staples: 3.6%
63,275	(2)	Brown-Forman Corp. - Class B	3,512,395	0.4
15,000		Casey's General Stores, Inc.	1,987,350	0.2
75,600		Church & Dwight Co., Inc.	4,852,008	0.6
25,500		Clorox Co.	4,417,875	0.5
57,600		Conagra Brands, Inc.	1,689,984	0.2
31,900		Hershey Co.	4,226,750	0.5
26,500	(2)	Hormel Foods Corp.	1,235,960	0.1
31,600		McCormick & Co., Inc.	4,462,236	0.5
81,740	(2)	Reynolds Consumer Products, Inc.	2,384,356	0.3
42,789		Tyson Foods, Inc.	2,476,200	0.3
			31,245,114	3.6

		Energy: 0.9%
96,500	(2)	Cabot Oil & Gas Corp.	1,658,835	0.2
26,752		Concho Resources, Inc./Midland TX	1,146,323	0.1
28,000	(2)	Continental Resources, Inc.	213,920	0.0
20,800		Diamondback Energy, Inc.	544,960	0.1
50,400		HollyFrontier Corp.	1,235,304	0.1
112,107		Parsley Energy, Inc.	642,373	0.1
44	(1),(3),(4)	Venture Global LNG, Inc. - Series B	169,312	0.0
560	(1),(3),(4)	Venture Global LNG, Inc. - Series C	2,154,880	0.3
			7,765,907	0.9

		Financials: 6.0%
39,600		Assurant, Inc.	4,121,964	0.5
46,400		Axis Capital Holdings Ltd.	1,793,360	0.2
83,433		Cboe Global Markets, Inc.	7,446,395	0.8
41,900		Discover Financial Services	1,494,573	0.2
5,500	(2)	Factset Research Systems, Inc.	1,433,740	0.2
23,100		Fidelity National Financial, Inc.	574,728	0.1

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
57,200		Fifth Third Bancorp	$ 849,420	0.1
33,600		First Republic Bank	2,764,608	0.3
75,500		Lazard Ltd.	1,778,780	0.2
12,400		MarketAxess Holdings, Inc.	4,123,868	0.5
9,500		Moody's Corp.	2,009,250	0.2
23,800		MSCI, Inc. - Class A	6,877,248	0.8
22,100		Nasdaq, Inc.	2,098,395	0.2
15,000		Northern Trust Corp.	1,131,900	0.1
16,762		Pinnacle Financial Partners, Inc.	629,245	0.1
15,600		Signature Bank	1,254,084	0.1
13,800	(1)	SVB Financial Group	2,084,904	0.2
57,716		Tradeweb Markets, Inc.	2,426,381	0.3
73,230		Webster Financial Corp.	1,676,967	0.2
36,100		Willis Towers Watson PLC	6,131,585	0.7
			52,701,395	6.0

		Health Care: 16.4%
13,700	(1)	Abiomed, Inc.	1,988,692	0.2
57,199	(1),(2)	Acadia Healthcare Co., Inc.	1,049,602	0.1
24,800	(1)	Acadia Pharmaceuticals, Inc.	1,047,800	0.1
71,300		Agilent Technologies, Inc.	5,106,506	0.6
35,200	(1),(2)	Agios Pharmaceuticals, Inc.	1,248,896	0.1
17,200	(1)	Alexion Pharmaceuticals, Inc.	1,544,388	0.2
21,200	(1)	Align Technology, Inc.	3,687,740	0.4
48,500	(1)	Alkermes PLC	699,370	0.1
28,300	(1)	Alnylam Pharmaceuticals, Inc.	3,080,455	0.4
114,500	(1),(2)	Amarin Corp. PLC ADR	458,000	0.1
18,700	(1)	Amedisys, Inc.	3,432,198	0.4
7,592	(1)	Argenx SE ADR	1,000,094	0.1
8,000	(1)	Ascendis Pharma A/S ADR	900,880	0.1
232,043	(1)	Avantor, Inc.	2,898,217	0.3
55,300	(1)	BioMarin Pharmaceutical, Inc.	4,672,850	0.5
5,600	(1),(2)	Bluebird Bio, Inc.	257,376	0.0
13,100	(1)	Blueprint Medicines Corp.	766,088	0.1
29,600		Bruker Corp.	1,061,456	0.1
46,484	(1)	Catalent, Inc.	2,414,844	0.3
147,928	(1)	Centene Corp.	8,788,402	1.0
33,912		Cerner Corp.	2,136,117	0.2
24,300		Cooper Cos., Inc.	6,698,781	0.8
27,800	(1)	DaVita, Inc.	2,114,468	0.2
30,600	(1)	DexCom, Inc.	8,239,662	0.9
123,810	(1)	Elanco Animal Health, Inc.	2,772,106	0.3
58,300	(1),(2)	Exact Sciences Corp.	3,381,400	0.4
79,000	(1)	Exelixis, Inc.	1,360,380	0.2
20,200	(1),(2)	FibroGen, Inc.	701,950	0.1
5,700	(1),(2)	GW Pharmaceuticals PLC ADR	499,149	0.1
22,000	(1)	Henry Schein, Inc.	1,111,440	0.1
113,700	(1)	Hologic, Inc.	3,990,870	0.5
5,775	(1)	ICU Medical, Inc.	1,165,222	0.1
23,900	(1)	Idexx Laboratories, Inc.	5,789,536	0.7
69,400	(1)	Incyte Corp., Ltd.	5,082,162	0.6
42,100	(1),(2)	Ionis Pharmaceuticals, Inc.	1,990,488	0.2
20,200	(1)	IQVIA Holdings, Inc.	2,178,772	0.2
24,800	(1)	Jazz Pharmaceuticals PLC	2,473,552	0.3
6,000	(1)	Mettler Toledo International, Inc.	4,143,060	0.5
36,900	(1),(2)	Molina Healthcare, Inc.	5,155,299	0.6
39,079	(1)	Neurocrine Biosciences, Inc.	3,382,287	0.4
14,800	(1),(2)	Novocure Ltd.	996,632	0.1
14,300	(1),(2)	Penumbra, Inc.	2,307,019	0.3
41,900		Perrigo Co. PLC	2,014,971	0.2
44,963	(1),(2)	PPD, Inc.	800,791	0.1
20,700	(1)	PRA Health Sciences, Inc.	1,718,928	0.2
16,942	(1),(2)	Sage Therapeutics, Inc.	486,574	0.1
25,600	(1),(2)	Sarepta Therapeutics, Inc.	2,504,192	0.3
37,480	(1)	Seattle Genetics, Inc.	4,324,442	0.5
14,500		STERIS Public Ltd. Co.	2,029,565	0.2
19,500		Teleflex, Inc.	5,710,770	0.6
25,292	(1),(2)	Ultragenyx Pharmaceutical, Inc.	1,123,724	0.1
18,000		Universal Health Services, Inc.	1,783,440	0.2
39,400	(1)	Veeva Systems, Inc.	6,160,978	0.7
10,800		West Pharmaceutical Services, Inc.	1,644,300	0.2
			144,076,881	16.4

		Industrials: 16.7%
140,700	(2)	ADT, Inc.	607,824	0.1
59,200		Alaska Air Group, Inc.	1,685,424	0.2
28,900	(2)	Allegion Public Ltd.	2,659,378	0.3
28,762		Ametek, Inc.	2,071,439	0.2
48,500		AO Smith Corp.	1,833,785	0.2
38,400	(2)	BWX Technologies, Inc.	1,870,464	0.2
18,700	(2)	CH Robinson Worldwide, Inc.	1,237,940	0.1
31,200		Cintas Corp.	5,404,464	0.6
13,800		Copa Holdings S.A.- Class A	625,002	0.1
62,000	(1)	Copart, Inc.	4,248,240	0.5
50,100		CoreLogic, Inc.	1,530,054	0.2
13,500	(1)	CoStar Group, Inc.	7,927,335	0.9
39,487		Equifax, Inc.	4,716,722	0.5
25,200		Expeditors International Washington, Inc.	1,681,344	0.2
31,600		Fastenal Co.	987,500	0.1
29,300		Flowserve Corp.	699,977	0.1
53,283		Fortive Corp.	2,940,689	0.3
42,675		Fortune Brands Home & Security, Inc.	1,845,694	0.2
21,400	(1)	Generac Holdings, Inc.	1,993,838	0.2
51,600		Graco, Inc.	2,514,468	0.3
112,000	(1)	HD Supply Holdings, Inc.	3,184,160	0.4
41,700		Hexcel Corp.	1,550,823	0.2
28,000		Hubbell, Inc.	3,212,720	0.4
14,300		Huntington Ingalls Industries, Inc.	2,605,603	0.3
89,200	(1)	IAA, Inc.	2,672,432	0.3
17,500		IDEX Corp.	2,416,925	0.3
72,153		IHS Markit Ltd.	4,329,180	0.5

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
36,400		JB Hunt Transport Services, Inc.	$ 3,357,172	0.4
31,600		Kansas City Southern	4,018,888	0.5
46,600		KAR Auction Services, Inc.	559,200	0.1
46,210		L3Harris Technologies, Inc.	8,323,345	0.9
11,300		Landstar System, Inc.	1,083,218	0.1
10,400		Manpowergroup, Inc.	551,096	0.1
20,500	(1),(2)	Middleby Corp.	1,166,040	0.1
68,600		Nielsen Holdings PLC	860,244	0.1
17,700		Nordson Corp.	2,390,739	0.3
20,550		Old Dominion Freight Line	2,697,393	0.3
28,300		Paccar, Inc.	1,729,979	0.2
44,100		Ritchie Bros Auctioneers, Inc.	1,507,338	0.2
30,700		Robert Half International, Inc.	1,158,925	0.1
29,900		Rockwell Automation, Inc.	4,512,209	0.5
62,961	(2)	Rollins, Inc.	2,275,411	0.3
60,024		Schneider National, Inc.	1,160,864	0.1
52,127	(1),(2)	Sensata Technologies Holding PLC	1,508,034	0.2
6,500		Snap-On, Inc.	707,330	0.1
49,600		Textron, Inc.	1,322,832	0.1
40,700		Toro Co.	2,649,163	0.3
33,200		Trane Technologies PLC	2,741,988	0.3
13,975		TransDigm Group, Inc.	4,474,655	0.5
106,500		TransUnion	7,048,170	0.8
61,641	(1)	United Airlines Holdings, Inc.	1,944,774	0.2
10,200		Valmont Industries, Inc.	1,080,996	0.1
41,256		Verisk Analytics, Inc.	5,750,261	0.6
51,950		Waste Connections, Inc.	4,026,125	0.5
12,700	(2)	Watsco, Inc.	2,006,981	0.2
42,520		Westinghouse Air Brake Technologies Corp.	2,046,488	0.2
24,300		Woodward, Inc.	1,444,392	0.2
26,300		Xylem, Inc.	1,712,919	0.2
			146,870,593	16.7

		Information Technology: 33.5%
97,500		Amphenol Corp.	7,105,800	0.8
31,600	(1)	Anaplan, Inc.	956,216	0.1
9,600	(1)	ANSYS, Inc.	2,231,712	0.2
61,379	(1)	Atlassian Corp. PLC	8,424,882	1.0
16,150	(1)	Autodesk, Inc.	2,521,015	0.3
13,200	(1)	Avalara, Inc.	984,720	0.1
87,170	(1)	Black Knight, Inc.	5,061,090	0.6
94,664		Booz Allen Hamilton Holding Corp.	6,497,737	0.7
95,800	(1)	Cadence Design Systems, Inc.	6,326,632	0.7
39,200		CDK Global, Inc.	1,287,720	0.1
77,700		CDW Corp.	7,247,079	0.8
64,003	(1),(2)	Ceridian HCM Holding, Inc.	3,204,630	0.4
40,000		Cognex Corp.	1,688,800	0.2
15,720	(1),(2)	Coherent, Inc.	1,672,765	0.2
122,200		Corning, Inc.	2,509,988	0.3
22,500	(1),(2)	Coupa Software, Inc.	3,143,925	0.4
19,597	(1),(2)	Crowdstrike Holdings, Inc.	1,091,161	0.1
38,446	(1)	Datadog, Inc.	1,383,287	0.2
64,553	(1)	DocuSign, Inc.	5,964,697	0.7
69,237	(1)	Dynatrace, Inc.	1,650,610	0.2
111,300		Entegris, Inc.	4,982,901	0.6
13,200	(1)	EPAM Systems, Inc.	2,450,712	0.3
38,400	(1)	Euronet Worldwide, Inc.	3,291,648	0.4
43,930		Fidelity National Information Services, Inc.	5,343,645	0.6
109,500	(1)	Fiserv, Inc.	10,401,405	1.2
36,100	(1)	FleetCor Technologies, Inc.	6,734,094	0.8
17,200		Flir Systems, Inc.	548,508	0.1
54,800	(1)	Fortinet, Inc.	5,544,116	0.6
45,100	(1)	Gartner, Inc.	4,490,607	0.5
48,500		Genpact Ltd.	1,416,200	0.2
101,727		Global Payments, Inc.	14,672,085	1.7
70,000	(1)	GoDaddy, Inc.	3,997,700	0.4
36,500	(1),(2)	Guidewire Software, Inc.	2,894,815	0.3
11,300	(1),(2)	IPG Photonics Corp.	1,246,164	0.1
61,350	(1)	Keysight Technologies, Inc.	5,133,768	0.6
65,300		KLA Corp.	9,386,222	1.1
34,755		Lam Research Corp.	8,341,200	0.9
48,700		Leidos Holdings, Inc.	4,463,355	0.5
11,000		Littelfuse, Inc.	1,467,620	0.2
255,948		Marvell Technology Group Ltd.	5,792,103	0.7
144,100		Maxim Integrated Products	7,004,701	0.8
128,700	(2)	Microchip Technology, Inc.	8,725,860	1.0
21,100		Monolithic Power Systems, Inc.	3,533,406	0.4
47,700		Motorola Solutions, Inc.	6,340,284	0.7
18,300	(1)	New Relic, Inc.	846,192	0.1
80,000		NortonLifeLock, Inc.	1,496,800	0.2
27,900	(1)	Okta, Inc.	3,411,054	0.4
34,100	(1)	Palo Alto Networks, Inc.	5,591,036	0.6
32,100		Paychex, Inc.	2,019,732	0.2
17,200	(1)	Paycom Software, Inc.	3,474,572	0.4
51,386	(1),(2)	Pluralsight, Inc.	564,218	0.1
34,700	(1)	Proofpoint, Inc.	3,559,873	0.4
171,369	(1)	Pure Storage, Inc. - Class A	2,107,839	0.2
90,267	(1),(2)	RealPage, Inc.	4,777,832	0.5
110,200		Sabre Corp.	653,486	0.1
14,748	(1)	ServiceNow, Inc.	4,226,482	0.5
6,099	(1)	Shopify, Inc.	2,542,856	0.3
71,500		Skyworks Solutions, Inc.	6,390,670	0.7
58,160	(1),(2)	Slack Technologies, Inc.	1,561,015	0.2
66,500	(1),(2)	Splunk, Inc.	8,394,295	0.9
107,635		SS&C Technologies Holdings, Inc.	4,716,566	0.5
34,597	(1),(2)	StoneCo Ltd.	753,177	0.1
39,200	(1)	Synopsys, Inc.	5,048,568	0.6
44,800	(1),(2)	Twilio, Inc.	4,009,152	0.5
13,700	(1)	Tyler Technologies, Inc.	4,062,872	0.5
25,500	(1)	VeriSign, Inc.	4,592,295	0.5
29,499	(1)	WEX, Inc.	3,084,121	0.3
31,047	(1)	Workday, Inc.	4,042,940	0.5
79,700		Xilinx, Inc.	6,211,818	0.7

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
15,100	(1)	Zebra Technologies Corp.	$ 2,772,360	0.3
54,600	(1),(2)	Zendesk, Inc.	3,494,946	0.4
2,760	(1),(2)	Zoom Video Communications, Inc.	403,291	0.0
			293,967,643	33.5

		Materials: 3.6%
36,500		Avery Dennison Corp.	3,718,255	0.4
55,500	(1)	Axalta Coating Systems Ltd.	958,485	0.1
96,780		Ball Corp.	6,257,795	0.7
25,100		Celanese Corp. - Series A	1,842,089	0.2
42,800		CF Industries Holdings, Inc.	1,164,160	0.1
18,500		Eagle Materials, Inc.	1,080,770	0.1
36,500		International Paper Co.	1,136,245	0.1
43,900	(2)	Kirkland Lake Gold Ltd.	1,299,440	0.2
22,500		PPG Industries, Inc.	1,881,000	0.2
58,300		RPM International, Inc.	3,468,850	0.4
85,600		Sealed Air Corp.	2,115,176	0.3
51,429		Valvoline, Inc.	673,205	0.1
53,300		Vulcan Materials Co.	5,760,131	0.7
			31,355,601	3.6

		Real Estate: 1.5%
26,995		American Campus Communities, Inc.	749,111	0.1
38,900		CubeSmart	1,042,131	0.1
14,000		Jones Lang LaSalle, Inc.	1,413,720	0.2
75,100		MGM Growth Properties LLC	1,777,617	0.2
27,050		SBA Communications Corp.	7,302,689	0.8
12,700		SL Green Realty Corp.	547,370	0.1
6,575	(1),(3),(4)	WeWork Companies, Inc. - Class A	23,670	0.0
			12,856,308	1.5

		Utilities: 0.5%
16,474		American Water Works Co., Inc.	1,969,631	0.2
17,200		Atmos Energy Corp.	1,706,756	0.2
40,500		NiSource, Inc.	1,011,285	0.1
			4,687,672	0.5

	Total Common Stock
	(Cost $759,904,318)		869,838,557	99.1

PREFERRED STOCK: 0.8%
		Communication Services: 0.3%
32,391	(1),(3),(4)	AirBNB, Inc. - Series D	2,465,603	0.3
3,719	(1),(3),(4)	AirBNB, Inc. - Series E	283,090	0.0
			2,748,693	0.3

		Information Technology: 0.4%
24,459	(1),(3),(4)	Databricks, Inc., Series F	777,351	0.1
353,970	(1),(3),(4)	Tanium, Inc. - Series G	2,226,825	0.2
23,311	(1),(3),(4)	UiPath Inc., Series D-1	678,824	0.1
3,914	(1),(3),(4)	UiPath Inc., Series D-2	113,977	0.0
			3,796,977	0.4

		Real Estate: 0.1%
44,396	(1),(3),(4)	WeWork Companies, Inc. - Series D-1	159,826	0.1
34,882	(1),(3),(4)	WeWork Companies, Inc. - Series D-2	125,575	0.0
24,709	(1),(3),(4)	WeWork Companies, Inc. - Series E	88,952	0.0
			374,353	0.1

	Total Preferred Stock
	(Cost $7,676,731)		6,920,023	0.8

	Total Long-Term Investments
	(Cost $767,581,049)		876,758,580	99.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 10.3%
		Commercial Paper: 0.4%
950,000	(5)	Exxon Mobil Corp., 1.600%, 06/03/2020	946,424	0.1
950,000	(5)	Federal Republic of Germany, 1.620%, 05/21/2020	948,654	0.1
975,000	(5)	LMA Americas LLC, 1.660%, 04/07/2020	974,791	0.1
950,000	(5)	Pfizer Inc., 1.630%, 04/16/2020	949,521	0.1

	Total Commercial Paper
	(Cost $3,819,390)		3,819,390	0.4

		Floating Rate Notes: 2.6%
950,000	(5)	Australia & New Zealand Banking Group Ltd., 1.220%, 04/09/2020	950,149	0.1
950,000	(5)	Bank of America Corp., 1.200%, 05/07/2020	949,410	0.1
950,000	(5)	Bank of Montreal, 0.980%, 08/26/2020	950,009	0.1
900,000	(5)	Bank of Nova Scotia, 1.240%, 05/08/2020	900,311	0.1
650,000	(5)	Bedford Row Funding, 0.830%, 05/18/2020	650,117	0.1
950,000	(5)	Canadian Imperial Bank of Commerce, 0.240%, 08/28/2020	945,010	0.1
990,000	(5)	Commonwealth Bank of Australia, 0.950%, 06/10/2020	989,146	0.1
800,000	(5)	Coöperatieve Rabobank U.A., 0.990%, 04/20/2020	800,201	0.1
625,000	(5)	Crédit Industriel et Commercial, 1.140%, 04/24/2020	625,175	0.1
925,000	(5)	Credit Suisse Group AG, 0.360%, 04/17/2020	924,966	0.1

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Floating Rate Notes (continued)
975,000	(5)	HSBC Bank PLC, 1.520%, 06/03/2020	$ 974,260	0.1
950,000	(5)	JPMorgan Chase & Co., 1.740%, 08/07/2020	948,391	0.1
950,000	(5)	Lloyds Bank PLC, 1.080%, 07/31/2020	949,454	0.1
650,000	(5)	Mitsubishi UFJ Financial Group, Inc., 0.950%, 08/10/2020	649,463	0.1
925,000	(5)	Mizuho Financial Group Inc., 1.640%, 05/05/2020	925,436	0.1
875,000	(5)	National Bank of Canada, 1.840%, 05/01/2020	874,701	0.1
950,000	(5)	Oversea-Chinese Banking Corp., Ltd., 0.820%, 07/15/2020	949,286	0.1
325,000	(5)	Royal Bank Of Canada, 0.410%, 04/29/2020	324,788	0.1
975,000	(5)	Skandinaviska Enskilda Banken AB, 1.780%, 05/11/2020	974,532	0.1
1,000,000	(5)	Societe Generale, 0.290%, 09/04/2020	995,888	0.1
800,000	(5)	Sumitomo Mitsui Trust Holdings, Inc., 1.460%, 06/05/2020	799,925	0.1
950,000	(5)	Svenska Handelsbanken AB, 1.160%, 07/07/2020	949,597	0.1
975,000	(5)	The Norinchukin Bank, 1.200%, 04/24/2020	975,111	0.1
275,000	(5)	The Sumitomo Mitsui Financial Group, 1.270%, 05/06/2020	275,114	0.0
675,000	(5)	The Sumitomo Mitsui Financial Group, 1.860%, 05/01/2020	674,953	0.1
800,000	(5)	Toronto-Dominion Bank, 1.140%, 04/30/2020	800,185	0.1
475,000	(5)	Toyota Motor Corp., 1.680%, 04/17/2020	474,795	0.1
300,000	(5)	Westpac Banking Corp, 1.520%, 06/03/2020	299,772	0.0

	Total Floating Rate Notes
	(Cost $22,500,145)		22,500,145	2.6

		Repurchase Agreements: 6.4%
1,737,210	(5)	Amhert Pierpoint Securities LLC, Repurchase Agreement dated 03/31/20, 0.05%, due 04/01/20 (Repurchase Amount $1,737,212, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,771,954, due 04/21/20-12/20/69)	1,737,210	0.2
6,614,406	(5)	BNP Paribas S.A., Repurchase Agreement dated 03/31/20, 0.33%, due 04/01/20 (Repurchase Amount $6,614,466, collateralized by various U.S. Government Securities, 2.125%-6.875%, Market Value plus accrued interest $6,945,141, due 06/15/20-03/15/39)	6,614,406	0.7
6,550,159	(5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $6,550,163, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $6,681,162, due 05/01/20-02/20/70)	6,550,159	0.7
4,099,886	(5)	CF Secured LLC, Repurchase Agreement dated 03/31/20, 0.02%-0.38%, due 04/01/20 (Repurchase Amount $4,099,901, collateralized by various U.S. Government/U.S. Government Agency Oblig., 0.000%-6.500%, Market Value plus accrued interest $4,181,889, due 12/15/21-11/20/66)	4,099,886	0.5
2,282,565	(5)	Citadel Securities LLC, Repurchase Agreement dated 03/31/20, 0.09%, due 04/01/20 (Repurchase Amount $2,282,571, collateralized by various U.S. Government Securities, 0.000%-8.125%, Market Value plus accrued interest $2,328,222, due 04/07/20-02/15/50)	2,282,565	0.3

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
2,350,124	(5)	Industrial & Comm. Bank of China, Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $2,350,125, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,397,127, due 04/02/20-03/01/50)	$ 2,350,124	0.3
3,200,000	(5)	MUFG Securities America Inc., Repurchase Agreement dated 03/03/20, 0.35%, due 05/05/20 (Repurchase Amount $3,201,933, collateralized by various U.S. Government Securities, 0.000%-8.500%, Market Value plus accrued interest $3,359,998, due 10/15/20-09/09/49)	3,200,000	0.4
2,916,990	(5)	Royal Bank of Canada, Repurchase Agreement dated 03/31/20, 0.38%, due 04/01/20 (Repurchase Amount $2,917,020, collateralized by various U.S. Government Securities, 1.493%-10.200%, Market Value plus accrued interest $3,043,992, due 04/17/20-03/15/40)	2,916,990	0.3
12,193,236	(5)	Royal Bank of Canada (NY), Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $12,193,239, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-5.000%, Market Value plus accrued interest $12,437,101, due 08/01/23-06/01/51)	12,193,236	1.4
13,707,490	(5)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/20, 0.16%, due 04/01/20 (Repurchase Amount $13,707,550, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $14,015,099, due 04/01/20-09/09/49)	13,707,490	1.6

	Total Repurchase Agreements
	(Cost $55,652,066)		55,652,066	6.4

		Certificates of Deposit: 0.2%
950,000	(5)	Group BPCE, 1.790%, 04/13/2020	950,208	0.1
350,000	(5)	Landesbank Baden-Wurttemberg, 1.630%, 04/24/2020	350,187	0.0
600,000	(5)	Landesbank Baden-Wurttemberg, 1.640%, 04/21/2020	600,317	0.1

	Total Certificates of Deposit
	(Cost $1,900,712)		1,900,712	0.2

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.7%
2,110,000	(5),(6)	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.380%	2,110,000	0.2
2,160,000	(5),(6)	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 0.490%	2,160,000	0.3
1,774,000	(5),(6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.250%	1,774,000	0.2
45,346	(6)	T. Rowe Price Government Reserve Fund, 0.870%	45,346	0.0
	Total Mutual Funds
	(Cost $6,089,346)		6,089,346	0.7

	Total Short-Term Investments
	(Cost $89,961,659)		89,961,659	10.3

	Total Investments in Securities (Cost $857,542,708)		$ 966,720,239	110.2
	Liabilities in Excess of Other Assets		(89,418,826)	(10.2)
	Net Assets		$ 877,301,413	100.0

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2020, the Portfolio held restricted securities with a fair value of $9,267,885 or 1.1% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of March 31, 2020.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock
Communication Services	$ 22,708,843	$ –	$ –	$ 22,708,843
Consumer Discretionary	121,602,600	–	–	121,602,600
Consumer Staples	31,245,114	–	–	31,245,114
Energy	5,441,715	–	2,324,192	7,765,907
Financials	52,701,395	–	–	52,701,395
Health Care	144,076,881	–	–	144,076,881
Industrials	146,870,593	–	–	146,870,593
Information Technology	293,967,643	–	–	293,967,643
Materials	31,355,601	–	–	31,355,601
Real Estate	12,832,638	–	23,670	12,856,308
Utilities	4,687,672	–	–	4,687,672
Total Common Stock	867,490,695	–	2,347,862	869,838,557
Preferred Stock	–	–	6,920,023	6,920,023
Short-Term Investments	45,346	89,916,313	–	89,961,659
Total Investments, at fair value	$ 867,536,041	$ 89,916,313	$ 9,267,885	$ 966,720,239

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2020:

Investments, at fair value	Fair Value at March 31, 2020	Valuation Technique(s)*	Significant Unobservable Input(s)	Value or Range of Input(s)	Impact to Valuation from an Increase in Input***
Common Stocks	$ 2,347,862	Expected Present Value	Discount Rate for Cost of Equity	23%	Decrease
		Market Comparable	Enterprise Value to EBITDA Multiple	7.9x	Increase
		Market Comparable	Projected Enterprise Value to EBITDA Multiple	10.4x	Increase
		Market Comparable	Discount for lack of marketability	10%	Decrease
		Market Comparable	Market performance adjustment	14%	Decrease
		Recent Comparable Transaction Price(s)	Discount Factor	-**	-**
		Recent Comparable Transaction Price(s)	Market performance adjustment	14%	Decrease
		Recent Comparable Transaction Price(s)	Discount for Uncertainty	10%	Decrease

Preferred Stocks	$ 6,920,023	Market Comparable	Discount for lack of marketability	10%	Decrease
		Market Comparable	Enterprise Value to Sales Multiple	3.0x - 3.6x	Increase
		Market Comparable	Enterprise Value to Gross Profit Multiple	3.4x - 3.9x	Increase
		Market Comparable	Sales Growth Rate	20% - 23%	Increase
		Market Comparable	Gross Profit Growth Rate	22% - 25%	Increase
		Recent Comparable Transaction Price(s)	Discount for Uncertainty	10%	Decrease
		Recent Comparable Transaction Price(s)	Discount Factor	-**	-**
		Recent Comparable Transaction Price(s)	Market performance adjustment	26%	Decrease
Total Investments, at fair value	$ 9,267,885

* Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.

** No quantitative unobservable inputs were significant to the fair valuation determination at March 31, 2020

*** Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended March 31, 2020:

	Common Stock	Preferred Stock	Total
Assets:
Beginning balance at December 31, 2019	$ 3,233,376	$ 10,892,293	$ 14,125,669
Purchases	-	-	-
Sales	-	-	-
Total realized gain (loss)	-	-	-
Net change in unrealized appreciation (depreciation)****	(885,514)	(3,972,270)	(4,857,784)
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Ending balance at March 31, 2020	$ 2,347,862	$ 6,920,023	$ 9,267,885
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of March 31, 2020****	$ (885,514)	$ (3,972,270)	$ (4,857,784)

**** Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at March 31, 2020 may be due to securities no longer held or categorized as Level 3 at year end.

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

At March 31, 2020, VY® T. Rowe Price Diversified Mid Cap Growth Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
AirBNB, Inc. - Series D	4/16/2014	$1,318,736	$2,465,603
AirBNB, Inc. - Series E	7/14/2015	346,218	283,090
Databricks, Inc., Series F	10/22/2019	1,050,475	777,351
Tanium, Inc. - Series G	8/26/2015	1,757,213	2,226,825
UiPath Inc., Series D-1	4/26/2019	917,327	678,824
UiPath Inc., Series D-2	4/26/2019	154,023	113,977
Venture Global LNG, Inc. - Series B	3/8/2018	132,880	169,312
Venture Global LNG, Inc. - Series C	10/16/2017	$2,083,973	$2,154,880
WeWork Companies, Inc. - Class A	6/23/2015	144,501	23,670
WeWork Companies, Inc. - Series D-1	12/9/2014	739,245	159,826
WeWork Companies, Inc. - Series D-2	12/9/2014	580,826	125,575
WeWork Companies, Inc. - Series E	6/23/2015	812,668	88,952
		$10,038,085	$9,267,885

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $860,220,537.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$ 214,392,634
Gross Unrealized Depreciation	(107,892,932)
Net Unrealized Appreciation	$ 106,499,702